Risk Report - Collateral held against impaired loans, with fair values capped at transactional outstanding (Detail) - Aggregated Value of Collateral (Impaired Loans) [Member] - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Aggregated Value of Collateral (Impaired Loans) [Line Items]
Financial and other collateral	[1]	€ 1,757	€ 2,016
Guarantees received		309	343
Total collateral held for impaired loans		€ 2,066	€ 2,359

[1]	Defaulted mortgage loans secured by residential real estate properties, where the loan agreement has been terminated/cancelled are generally subject to formal foreclosure proceedings